Taxation - (Loss) Income Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
PRC	¥ (250,372)	$ (35,802)	¥ (382,509)	¥ (251,578)
Non-PRC			(171,819)	(386,072)
Loss before taxes	(226,683)	(32,414)	¥ (554,328)	¥ (637,650)
Hong Kong
Income Taxes [Line Items]
Non-PRC	51,817	7,410
Singapore
Income Taxes [Line Items]
Non-PRC	(16,453)	(2,353)
Cayman Islands
Income Taxes [Line Items]
Non-PRC	(59,621)	(8,526)
Japan
Income Taxes [Line Items]
Non-PRC	48,387	6,920
Other
Income Taxes [Line Items]
Non-PRC	¥ (441)	$ (63)